INVENTORIES - Disclosure of detailed information about inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes of Current Inventories [Abstract]
Warehouse inventory	$ 31.0	$ 19.7
Stockpile inventory	14.1	7.3
Finished goods inventory	14.9	7.2
Work in process inventory	2.3	1.8
Total inventory	$ 62.3	$ 36.0